Investments in affiliates and investments in available-for-sale securities	12 Months Ended
Dec. 31, 2019
INVESTMENTS IN AFFILIATES AND INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES [Abstract]
INVESTMENTS IN AFFILIATES AND INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES

NOTE 9: INVESTMENTS IN AFFILIATES AND INVESTMENTS IN AVAILABLE –FOR–SALE SECURITIES

Navios Partners

On August 7, 2007, Navios Holdings formed Navios Partners under the laws of Marshall Islands. Navios GP L.L.C. (the “General Partner”), a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and received a 2.0% general partner interest.

On April 25, 2019, Navios Partners announced a 1-for-15 reverse stock split of its issued and outstanding shares of common units and general partners units. The reverse stock split was effective on May 21, 2019. All issued and outstanding shares of common units and general partner units contained to the notes to the consolidated financial statements until May 21, 2019, are presented before reverse stock split.

On March 17, 2017, Navios Holdings transferred to Navios Partners its participation in the Navios Revolving Loans I and the Navios Term Loans I, both as defined herein, and relating to Navios Europe I, for a consideration of $33,473, comprised of $4,050 in cash and 13,076,923 newly issued common units of Navios Partners with a fair value of $29,423 (based on Navios Partners’ trading price as of the closing of the transaction). Concurrently, Navios Holdings acquired 266,876 common units in Navios Partners in order to maintain its 2% general partner interest for a cash consideration of $468. See also Note 16.

On March 20, 2017, Navios Partners announced that it has closed an offering of 47,795,000 common units at $2.10 per common unit. Navios Holdings acquired 975,408 common units in Navios Partners in order to maintain its 2% general partner interest for a cash consideration of $2,048.

During the first quarter of 2017, Navios Partners also issued 2,040,000 of common units to certain Navios Partners’ directors and/or officers, and 1,200,442 common units pursuant to Navios Partners’ Continuous Offering Program Sales Agreement. Concurrently, Navios Holdings acquired 66,131 common units in Navios Partners in order to maintain its 2% general partner interest for a cash consideration of $110.

In September 2017, Navios Holdings acquired 7,376 common units in Navios Partners in order to maintain its 2% general partner interest for a cash consideration of $12.

During the first quarter of 2018, Navios Partners also issued 1,370,044 of common units to Navios Partners’ directors and/or officers. Concurrently, Navios Holdings acquired 27,960 common units in Navios Partners in order to maintain its 2.0% general partner interest for a cash consideration of $64.

On February 21, 2018, Navios Partners closed an offering of 18,422,000 common units which includes the sale of $5,000 of common units to Navios Holdings. In addition, Navios Holdings paid $714 to retain its 2.0% general partnership interest.

In December 2018, Navios Partners also issued 1,464,494 of restricted common units to Navios Partners’ directors and/or officers. Concurrently, Navios Holdings acquired 29,888 common units in Navios Partners in order to maintain its 2.0% general partner interest for a cash consideration of $27.

In January 2019, the Board of Directors of Navios Partners authorized a common unit repurchase program for up to $50,000 of Navios Partners’ common units over a two-year period. As of December 31, 2019, Navios Partners had repurchased 4,694,279 common units.

In February 2019, Navios Partners issued 380,952 of restricted common units to Navios Partners’ directors and/or officers. Concurrently, Navios Holdings acquired 7,775 common units in Navios Partners in order to maintain its 2.0% general partner interest for a cash consideration of $8.

Following the sale of Navios Partners general partnership interest effected on August 30, 2019, referred to in Note 3, as of December 31, 2019, Navios Holdings held a total of 2,070,216 (post reverse stock split) common units representing a 18.5% interest in Navios Partners, and the investment in Navios Partners is accounted for under the equity method. Incentive distribution rights are held by Navios GP L.L.C.

As of December 31, 2019 and 2018, the unamortized difference between the carrying amount of the investment in Navios Partners and the amount of the Company’s underlying equity in net assets of Navios Partners was $101,492 and $126,034, respectively. As a result of the OTTI loss recorded as at December 31, 2018, the Company has recomputed this difference which is amortized through “Equity in net (losses)/earnings of affiliated companies” over the remaining life of Navios Partners’ tangible and intangible assets.

As of December 31, 2019 and 2018, the carrying amount of the investment in Navios Partners was $35,116 and $29,328, respectively. During the years ended December 31, 2019, 2018 and 2017, the Company recognized an OTTI loss of $0, $55,524 and $0, respectively relating to its investment in Navios Partners and the amounts are included in “Equity in net (losses)/earnings of affiliated companies”.

Total equity method income/(loss) and amortization of deferred gain of $13,526, $16,171 and $12,570, excluding OTTI loss, were recognized in “Equity in net (losses)/earnings of affiliated companies” for the years ended December 31, 2019, 2018 and 2017, respectively.

Dividends received during the years ended December 31, 2019, 2018, and 2017 were $2,692, $2,068, and $0, respectively.

As of December 31, 2019, the market value of the investment in Navios Partners was $38,547.

Acropolis

On December 6, 2018, Navios Holdings completed the sale of its investment in Acropolis for a cash consideration of $1,000 resulting in a gain of $866 which is included in “Other income”. The amount of $500 of the cash consideration was received in December 2018 and the remaining amount of $500 was received on December 2019. Navios Holdings, until the sale of its investment, had a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owned 50% of Acropolis’ stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends would be allocated 35% to the Company with the balance to the other shareholder. As of December 31, 2019 and 2018, the carrying amount of the investment was $0 for both periods. Dividends received for each of the years ended December 31, 2019, 2018, and 2017 were $0, $170 and $55, respectively.

Navios Acquisition

In February 2018, the Board of Directors of Navios Acquisition authorized a stock repurchase program for up to $25,000 of Navios Acquisition’s common stock, for two years. Stock repurchases will be made from time to time for cash in open market transactions at prevailing market prices or in privately negotiated transactions. As of December 31, 2019, Navios Acquisition had repurchased 735,251 shares of common stock.

On November 9, 2018, the Stockholders of Navios Acquisition approved a one-for-15 reverse stock split of all outstanding common stock shares of Navios Acquisition, which was effected on November 14, 2018.

On December 13, 2018, Navios Acquisition completed the merger contemplated by the previously announced Agreement and Plan of Merger (the “Merger Agreement”), dated as of October 7, 2018, by and among Navios Acquisition, its direct wholly-owned subsidiary NMA Sub LLC (“Merger Sub”), Navios Maritime Midstream Partners L.P. (“Navios Midstream”) and Navios Midstream Partners GP LLC. Pursuant to the Merger Agreement, Merger Sub merged with and into Navios Midstream, with Navios Midstream surviving as a wholly-owned subsidiary of Navios Acquisition.

As of December 31, 2019, Navios Holdings had a 30.6% voting and a 31.0% economic interest in Navios Acquisition.

As of December 31, 2019 and 2018, the unamortized difference between the carrying amount of the investment in Navios Acquisition and the amount of the Company’s underlying equity in net assets of Navios Acquisition was $79,477 and $87,500, respectively. As a result of the OTTI loss recorded as at June 30, 2019, the Company has recomputed this difference which is amortized through “Equity in net (losses)/earnings of affiliated companies” over the remaining life of Navios Acquisition tangible and intangible assets.

As of December 31, 2019 and 2018, the carrying amount of the investment in Navios Acquisition was $19,894 and $50,374, respectively. During the year ended December 31, 2019, the Company recognized an OTTI loss of $13,543 relating to its investment in Navios Acquisition and the amount was included in “Equity in net (losses)/earnings of affiliated companies”.

Total equity method loss of $(11,098), $(43,378) and $(9,875), excluding OTTI loss, were recognized in “Equity in net (losses)/earnings of affiliated companies” for the years ended December 31, 2019, 2018, and 2017, respectively.

Dividends received for each of the years ended December 31, 2019, 2018 and 2017 were $4,379, $5,838 and $14,595, respectively.

As of December 31, 2019, the market value of the investment in Navios Acquisition was $41,354.

Navios Europe I

On December 18, 2013, Navios Europe I acquired ten vessels for aggregate consideration consisting of (i) cash (which was funded with the proceeds of senior loan facilities (the “Senior Loans I”) and loans aggregating to $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their economic interests in Navios Europe I) (collectively, the “Navios Term Loans I”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan I”). In addition to the Navios Term Loans I, Navios Holdings, Navios Acquisition and Navios Partners would also make available to Navios Europe I revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”). In December 2018, the amount of the Navios Revolving Loans I increased by $30,000.

On an ongoing basis, Navios Europe I was required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I) according to a defined waterfall calculation.

Navios Holdings had evaluated its investment in Navios Europe I under ASC 810 and had concluded that Navios Europe was a VIE and that it was not the party most closely associated with Navios Europe I and, accordingly, was not the primary beneficiary of Navios Europe I.

Navios Holdings had further evaluated its investment in the common stock of Navios Europe I under ASC 323 and had concluded that it had the ability to exercise significant influence over the operating and financial policies of Navios Europe I and, therefore, its investment in Navios Europe I had been accounted for under the equity method.

The initial amount provided for in Navios Europe I of $4,750, at the inception included the Company’s share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe I, which amounted to $6,763. This difference had been amortized through “Equity in net (losses)/earnings of affiliated companies” over the remaining life of Navios Europe I. As of December 31, 2019 and December 31, 2018, the unamortized basis difference of Navios Europe II was $0 and $3,357, respectively.

As of December 31, 2019, the Company received in cash all balances relating to Navios Europe I following the liquidation of the structure (Note 16). As of December 31, 2018, the estimated maximum potential loss by Navios Holdings in Navios Europe I would have been $35,069, which represents the Company’s carrying value of its investment and balance of Navios Term Loans I of $8,994 including accrued interest, plus the Company’s balance of the Navios Revolving Loans I of $26,075, including accrued interest, and does not include the undrawn portion of the Navios Revolving Loans I.

Income/(Loss) of $0, $0 and $(1,089) was recognized in “Equity in net (losses)/earnings of affiliated companies” for the years ended December 31, 2019, 2018 and 2017, respectively.

As of December 31, 2019 and 2018 the carrying amount of the investment in Navios Europe I and the balance of Navios Term Loans I was $0 and $4,750, respectively.

Navios Europe II

On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe II. From June 8, 2015 through December 31, 2015, Navios Europe II acquired 14 vessels for aggregate consideration consisting of: (i) cash (which was funded with the proceeds of a senior loan facility (the “Senior Loans II”) and loans aggregating to $14,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their economic interests in Navios Europe II) (collectively, the “Navios Term Loans II”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan II”). In addition to the Navios Term Loans II, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe II revolving loans up to $43,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). The Navios Term Loans II will be repaid from the future sale of vessels owned by Navios Europe II. In March 2017, the amount of the Navios Revolving Loans II increased by $14,000. On April 21, 2020, Navios Europe II and the lenders agreed to fully release the liabilities under the Junior Loan II for $5,000. On December 31, 2019, Navios Holdings had a $44,300 receivable from Navios Europe II. The structure is expected to be liquidated during the second quarter of 2020.

On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans II) according to a defined waterfall calculation.

Navios Holdings evaluated its investment in Navios Europe II under ASC 810 and concluded that Navios Europe II is a VIE and that it is not the party most closely associated with Navios Europe II and, accordingly, is not the primary beneficiary of Navios Europe II.

Navios Holdings further evaluated its investment in the common stock of Navios Europe II under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe II and, therefore, its investment in Navios Europe II is accounted for under the equity method.

The initial amount provided for in Navios Europe II of $6,650, at the inception included the Company’s share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe II, which amounted to $9,419. This difference is amortized through “Equity in net (losses)/earnings of affiliated companies” over the remaining life of Navios Europe II. As of December 31, 2019 and December 31, 2018, the unamortized basis difference of Navios Europe II was $5,128 and $6,069, respectively.

As of December 31, 2019 and 2018, the estimated maximum potential loss by Navios Holdings in Navios Europe II would have been $44,300 and $29,370, respectively, which represents the Company’s carrying value of its investment and balance of Navios Term Loans II of $14,208 and $12,432, respectively, plus the Company’s balance of the Navios Revolving Loans II of $30,092 and $16,938, respectively, including accrued interest, and does not include the undrawn portion of the Navios Revolving Loans II.

Income of $1,775, $2,032 and $2,456 was recognized in “Equity in net (losses)/earnings of affiliated companies” for the years ended December 31, 2019, 2018 and 2017, respectively.

As of December 31, 2019 and December 31, 2018, the carrying amount of the investment in Navios Europe II and the balance of Navios Terms Loans II was $6,650 for both periods.

Navios Containers (Consolidated from November 30, 2018 to August 30, 2019)

On June 8, 2017, Navios Maritime Containers Inc. closed a private placement of 10,057,645 shares of its common stock at a subscription price of $5.00 per share resulting in gross proceeds of $50,288. Navios Holdings invested $5,000, and Navios Partners invested $30,000 in Navios Maritime Containers Inc. Each of Navios Holdings and Navios Partners also received warrants for the purchase of an additional 1.7% and 6.8%, respectively, of the equity of Navios Maritime Containers Inc.

On March 13, 2018, Navios Maritime Containers Inc. closed an additional private placement in which Navios Holdings invested $500.

On November 30, 2018, Navios Maritime Containers Inc. was converted into a limited partnership. All of the warrants described above issued to Navios Partners and Navios Holdings expired. On December 3, 2018, Navios Partners distributed approximately 2.5% of the outstanding equity of Navios Containers to the unitholders of Navios Partners in connection with the listing of Navios Containers on the Nasdaq Global Select Market.

Navios Holdings until November 30, 2018 had evaluated its investment in the common stock of Navios Containers under ASC 323 and concluded that it had the ability to exercise significant influence over the operating and financial policies of Navios Maritime Containers Inc. and, therefore, its investment in Navios Maritime Containers Inc. was accounted for under the equity method.

As of December 31, 2019, and following the above mentioned placements and the conversion of Navios Maritime Containers Inc. into a limited partnership, Navios Holdings owned 3.7% of the equity of Navios Containers.

Following the sale of Navios Containers general partnership interest effected on August 30, 2019, referred in Note 3, Navios Holdings evaluated its investment in the common stock of Navios Containers under ASC 323 and concluded that it had the ability to exercise significant influence over the operating and financial policies of Navios Containers and, therefore, its investment in Navios Containers is accounted for under the equity method.

Total equity method income of $155, $417 and $161 were recognized in “Equity in net (losses)/earnings of affiliated companies” for the period from August 30, 2019 (date of loss of control) to December 31, 2019, for the period from January 1, 2018 to November 30, 2018 (date of obtaining control) and for the year ended December 31, 2017, respectively.

As of December 31, 2019, the carrying amount of the investment in Navios Containers was $2,682.

As of December 31, 2019, the market value of the investment in Navios Containers was $2,716.

Following the results of the significant tests performed by the Company, it was concluded that two affiliates met the significant threshold requiring summarized financial information of all affiliated companies being presented.

Summarized financial information of the affiliated companies is presented below:

		December 31, 2019				December 31, 2018
Balance Sheet	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II	Navios Containers	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II
Cash and cash equivalents, including restricted cash	$30,402	$44,051	$—	$27,431	$18,109	$61,455	$46,609	$19,160	$27,544
Current assets	$75,990	$114,008	$—	$32,249	$29,450	$111,112	$103,978	$22,732	$33,479
Non-current assets	$1,177,527	$1,441,947	$—	$179,688	$430,852	$1,203,021	$1,523,406	$139,955	$195,805
Current liabilities	$79,784	$241,939	$—	$57,078	$71,397	$52,333	$92,159	$83,059	$39,150
Long- term debt including current portion, net	$489,028	$1,173,117	$—	$89,025	$245,658	$507,485	$1,205,837	$64,818	$99,153
Non-current liabilities	$445,714	$1,000,164	$—	$163,123	$198,925	$485,047	$1,154,873	$61,035	$168,195

	December 31, 2019
Income Statement	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II	Navios Containers
Revenue	$219,379	$280,117	$$36,822	$46,718	$141,532
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II	$(62,134)	$(65,707)	$(18,575)	$(30,203)	$7,507
Net (loss)/income	$(62,134)	$(65,707)	$(18,575)	$(30,203)	$7,507

	December 31, 2018				December 31, 2017
Income Statement	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II	Navios Containers
Revenue	$231,361	$187,946	$34,885	$49,870	$211,652	$227,288	$37,468	$38,633	$39,188
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II	$(13,081)	$(82,233)	$(22,881)	$(12,899)	$(15,090)	$(75,153)	$(20,778)	$22,749	$2,638
Net (loss)/income	$(13,081)	$(82,233)	$(3,197)	$(12,169)	$(15,090)	$(75,153)	$9,762	$(9,086)	$2,638

Available-for-sale securities (“AFS Securities”)

During the year ended December 31, 2017, the Company received shares of Pan Ocean Co. Ltd (“STX”) as partial compensation for the claims filed under the Korean court for all unpaid amounts in respect of the employment of the Company’s vessels. The shares were recorded at fair value upon their issuance and subsequent changes in market value are recognized within accumulated other comprehensive income/(loss) or since January 1, 2018, when the Company adopted ASU 2016-01, “Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities”, within consolidated statement of comprehensive (loss)/income. The unrealized holding gain was $2 as of December 31, 2017.

The shares received from STX were accounted for under the guidance for AFS Securities. The Company has no other types of AFS Securities.

As of December 31, 2019 and 2018, the carrying amount of the AFS Securities related to STX was $189 and $192, respectively and was recorded under “Other long-term assets” in the consolidated balance sheet. During the year ended December 31, 2019, the unrealized holding losses related to these AFS Securities included in “Other expense” was $3. During the year ended December 31, 2018, the unrealized holding losses related to these AFS Securities included in “Other expense” was $46.